Proposed Business Combination (Detail) - USD ($)	Mar. 11, 2021	Oct. 06, 2020
Holley Parent Holdings LLC [Member] | Founder Shares [Member]
Business Acquisition [Line Items]
Business combination contingent consideration shares issuable	2,187,500
Holley Parent Holdings LLC [Member] | Tranche One [Member] | Founder Shares [Member]
Business Acquisition [Line Items]
Business combination contingent consideration shares issuable	1,093,750
Number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Holley Parent Holdings LLC [Member] | Tranche One [Member] | Minimum [Member] | Founder Shares [Member]
Business Acquisition [Line Items]
Share price	$ 13.00
Holley Parent Holdings LLC [Member] | Tranche Two [Member] | Founder Shares [Member]
Business Acquisition [Line Items]
Business combination contingent consideration shares issuable	1,093,750
Number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Holley Parent Holdings LLC [Member] | Tranche Two [Member] | Minimum [Member] | Founder Shares [Member]
Business Acquisition [Line Items]
Share price	$ 15.00
Merger Agreement [Member] | Holley Parent Holdings LLC [Member]
Business Acquisition [Line Items]
Business combination cash consideration payable	$ 387,500,000
Business combination equity interest issued or issuable value	$ 577,500,000
Business combination shares issued or issuable	57,750,000
Business combination share price	$ 10.00
Minimum Net Worth Required for Compliance	$ 5,000,001
Merger Agreement [Member] | Forward Purchase Agreement And PIPE Investor Agreement [Member] | Holley Parent Holdings LLC [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amount in the trust account and amount raised from security issue through various means	$ 350,000,000
Subscription Agreement [Member] | PIPE Investors [Member]
Business Acquisition [Line Items]
Common stock shares subscribed but not issued		24,000,000
Sale of stock issue price per share		$ 10.00
Common stock shares subscribed but not issued value		$ 240,000,000
Domesticated Class A Common Stock [Member] | Merger Agreement [Member]
Business Acquisition [Line Items]
Common stock par or stated value per share	$ 0.0001
Domesticated Class B Common Stock [Member] | Merger Agreement [Member]
Business Acquisition [Line Items]
Common stock par or stated value per share	$ 0.0001
Class A Common Stock And One Third Of One Warrant [Member] | Forward Purchase Agreement [Member] | Empower Funding LLC [Member]
Business Acquisition [Line Items]
Common stock shares subscribed but not issued		5,000,000
Sale of stock issue price per share		$ 10.00